Subsequent Events (Details) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands								3 Months Ended									12 Months Ended
	Feb. 01, 2018 USD ($)	Jan. 25, 2018 USD ($)	Jan. 25, 2018 CNY (¥)	Jan. 25, 2018 HKD ($)	Jan. 15, 2018 USD ($)	Jan. 11, 2018 EUR (€)	Apr. 26, 2017	Mar. 31, 2018 USD ($) educational_institution	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) stundent	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 25, 2018 CNY (¥)	Jan. 25, 2018 HKD ($)
Subsequent Event [Line Items]
Revenues									$ 951,189	$ 818,601	$ 1,017,108	$ 598,978	$ 894,416	$ 770,833	$ 978,493	$ 658,122		$ 3,385,876	$ 3,301,864	$ 3,399,774
Operating loss									$ (140,116)	$ (24,860)	$ (196,047)	$ 119,030	$ (125,903)	$ (54,876)	$ (172,643)	$ 62,745		(241,993)	(290,677)	(259,072)
Depreciation and amortization																		264,742	264,879	282,946
Cash interest payments																		384,290	367,334	351,430
Chile
Subsequent Event [Line Items]
Revenues																		617,213	$ 564,592	$ 536,530
Subsidiaries | Chile | Forecast
Subsequent Event [Line Items]
Number of educational institutions (educational institution) | educational_institution								3
Ownership percentage in equity method investment								30.00%
Subsidiaries | Chile | Minimum | Forecast
Subsequent Event [Line Items]
Write-off of net assets due to deconsolidation								$ 600,000
Decrease in revenue due to deconsolidation																	$ 410,000
Subsidiaries | Chile | Maximum | Forecast
Subsequent Event [Line Items]
Write-off of net assets due to deconsolidation								$ 850,000
Decrease in revenue due to deconsolidation																	$ 430,000
Kendall College | Guarantor Subsidiaries
Subsequent Event [Line Items]
Revenues																		23,300
Operating loss																		23,000
Depreciation and amortization																		$ 1,700
Number of students within the institution (student) | stundent																		1,100
Lines of credit | Term Loan | Second Amended and Restated Credit Agreement | Minimum
Subsequent Event [Line Items]
Basis spread on variable rate							3.50%
Lines of credit | Term Loan | Second Amended and Restated Credit Agreement | Maximum
Subsequent Event [Line Items]
Basis spread on variable rate							4.50%
Disposal Group, Disposed of by Sale, Not Discontinued Operations | European University–Cyprus Ltd And Laureate Italy S.r.L.
Subsequent Event [Line Items]
Net proceeds from dispositions																		$ 275,000
Subsequent Event | Payment Guarantee | Construction Contracts | Kendall College
Subsequent Event [Line Items]
Guarantor obligations, amount of loan					$ 14,000
Guarantor obligation, term					P10Y
Payments for transaction fees of guarantor agreement					$ 500
Subsequent Event | Lines of credit | Term Loan | Second Amended and Restated Credit Agreement
Subsequent Event [Line Items]
Repayments of debt	$ 350,000
Cash interest payments	$ 1,239
Subsequent Event | Lines of credit | Term Loan | Second Amended and Restated Credit Agreement | Minimum
Subsequent Event [Line Items]
Basis spread on variable rate	2.50%
Subsequent Event | Lines of credit | Term Loan | Second Amended and Restated Credit Agreement | Maximum
Subsequent Event [Line Items]
Basis spread on variable rate	3.50%
Repurchase price, percent	1.00%
Subsequent Event | Disposal Group, Disposed of by Sale, Not Discontinued Operations | European University–Cyprus Ltd And Laureate Italy S.r.L.
Subsequent Event [Line Items]
Net proceeds from dispositions | €						€ 232,000
Subsequent Event | Disposal Group, Disposed of by Sale, Not Discontinued Operations | LEI Lie Ying Limited
Subsequent Event [Line Items]
Net proceeds from dispositions		$ 95,000	¥ 625,000	$ 745,000
Disposal transaction fees		3,000	20,000	23,000
Proceeds from first holdback payment		18,300	120,000
Proceeds from second holdback payment		9,150	60,000
Subsequent Event | Disposal Group, Disposed of by Sale, Not Discontinued Operations | LEI Lie Ying Limited | Affiliated Entity
Subsequent Event [Line Items]
Net proceeds from dispositions		33,000	214,840	256,000
Disposal transaction fees		13,000	86,000	102,000
Subsequent Event | Discontinued Operations, Held-for-sale | LEI Lie Ying Limited
Subsequent Event [Line Items]
Consideration received from dispositions		218,000																			¥ 1,430,000	$ 1,706,000
Consideration adjustments from dispositions		$ 7,600	¥ 50,000	$ 60,000